Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets per financial statements	$ 414,049,417
Deemed loan activity	15,370
Net income per Form 5500	$ 414,064,787